Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statements of Operations [Abstract]
Revenue	$ 1,790,825	$ 1,985,516	$ 5,787,811	$ 3,619,611
Revenue - Related Party	60,552		287,626
Total Revenue	1,851,377	1,985,516	6,075,437	3,619,611	5,806,848	1,432,773
Cost of Revenues	1,088,442	758,267	3,049,394	1,642,619	2,830,008	473,719
Gross Profit	762,935	1,227,249	3,026,043	1,976,992	2,976,840	959,054
Operating Expenses
Selling and administrative expenses (includes stock compensation of $290,162; $0; $0 and $818,595 as of September 30, 2013, 2012 and December 31, 2012, 2011, respectively)	1,898,595	1,069,870	5,284,354	2,726,475	3,853,820	1,976,655
Research and development		926	289	54,059	64,386	93,489
Asset Impairment	946,931		946,931
Depreciation and amortization	19,616	14,007	64,214	36,758	50,765	31,362
Total Operating Expenses	2,865,142	1,084,803	6,295,788	2,817,292	3,968,971	2,101,506
Operating Income (Loss)	(2,102,207)	142,446	(3,269,745)	(840,300)	(992,131)	(1,142,453)
Other Income (Expense)
Other income	10,442	5,359	10,793	9,451	10
Interest expense	(357,127)	(377,954)	(721,829)	(392,888)	(465,349)	(29,468)
Loss on extinguishment of debt	(112,583)		(112,583)
Total Other Income (Expense), net	(459,268)	(372,595)	(823,619)	(383,437)	(465,339)	(29,468)
Income (Loss) before provision for income taxes	(2,561,475)	(230,149)	(4,093,364)	(1,223,737)	(1,457,470)	(1,171,921)
Provision for income taxes
Net Income (Loss)	$ (2,561,475)	$ (230,149)	$ (4,093,364)	$ (1,223,737)	$ (1,457,470)	$ (1,171,921)
Net Loss Per Share
basic and diluted	$ (0.05)	$ (0.01)	$ (0.09)	$ (0.04)	$ (0.04)	$ (0.08)
Weighted Average Number of Shares Outstanding
basic and diluted	49,438,329	32,843,413	46,239,643	31,468,471	32,730,809	14,450,235